
======================================================================================================================
                                                       SECURITY FIRST TRUST
                                                STATEMENT OF ASSETS AND LIABILITIES
                                                         JANUARY 31, 2001
                                                             UNAUDITED

                                                                        T. Rowe Price
                                                                          Growth and                    U.S. Government
                                                                            Income          Equity          Income
                                                        Bond Series         Series          Series          Series
                                                       --------------   --------------  --------------  --------------
ASSETS
  Investments at market - Note A and Schedule I:
    Investment securities (cost:
      Bond Series - $23,431,308; Growth
      and Income Series - $291,902,679;
      Equity Series - $44,206,541;
      U.S. Government Income Series -
      $32,516,127)                                     $  23,936,461    $ 372,754,176   $  46,280,732   $  33,276,971

  Cash                                                       333,899        2,583,442       3,130,498         162,857
  Interest receivable                                        269,024           11,410          13,825         470,909
  Dividends receivable                                                        505,932          39,370
  Unrealized appreciation on foreign
    currency contracts                                        20,497
  Receivable for capital shares purchased                                      26,731
  Receivable for securities sold                             276,996                          586,699       2,700,000
                                                       --------------   --------------  --------------  --------------


                                                          24,836,877      375,881,691      50,051,124      36,610,737

LIABILITIES
  Payable for securities purchased                           263,520                        1,149,072       3,281,384
  Payable for capital shares redeemed                         11,900                            6,931          16,461
  Payable to investment adviser - Note B                      27,902          412,282          95,448          44,060
  Payable for directors' fees                                  1,286           17,124           3,895           2,392
  Accrued expenses                                            37,459          278,104          57,194          43,564
                                                       --------------   --------------  --------------  --------------

                                                             342,067          707,510       1,312,540       3,387,861

NET ASSETS
  Capital shares (authorized 100,000,000
    shares of $.01 par value for each series)             25,209,471      293,825,418      46,433,487      33,020,638
  Undistributed net investment income                        138,618          439,290          12,310         169,976
  Undistributed net realized gain (loss)                  (1,378,928)          57,976         218,596        (728,582)
  Net unrealized appreciation of investments                 525,649       80,851,497       2,074,191         760,844
                                                       --------------   --------------  --------------  --------------

                                        NET ASSETS     $  24,494,810    $ 375,174,181   $  48,738,584   $  33,222,876
                                                       ==============   ==============  ==============  ==============

                        Capital shares outstanding         6,334,277       22,801,663       7,496,156       6,401,380

                         Net asset value per share     $        3.87    $       16.45   $        6.50   $        5.19



The accompanying notes are an integral part of these financial statements.
======================================================================================================================

======================================================================================================================
                                                       SECURITY FIRST TRUST
                                                      STATEMENT OF OPERATIONS
                                             FOR THE SIX MONTHS ENDED JANUARY 31, 2001
                                                             UNAUDITED

                                                                        T. Rowe Price
                                                                          Growth and                    U.S. Government
                                                                            Income          Equity          Income
                                                        Bond Series         Series          Series          Series
                                                       --------------   --------------  --------------  --------------
INVESTMENT INCOME
   Dividends                                                            $   3,410,624   $     260,740
   Interest                                            $     856,409          628,453          53,279   $   1,058,455
                                                       --------------   --------------  --------------  --------------
                                                             856,409        4,039,077         314,019       1,058,455

EXPENSES
   Custodian fees                                              8,228           26,165          15,085           9,685
   Adviser fees - Note B                                      41,322          604,944         149,227          65,868
   Management fees - Note B                                   17,709          259,261          40,699          24,701
   Printing expenses                                           9,432           36,374           8,671           9,182
   Audit fees                                                  3,669            4,578           3,665           2,760
   Directors' fees and expenses                                1,573           21,189           4,551           2,595
   Miscellaneous expenses                                                         907             907           1,979
                                                       --------------   --------------  --------------  --------------
                                                              81,933          953,418         222,805         116,770
                                                       --------------   --------------  --------------  --------------

                             NET INVESTMENT INCOME           774,476        3,085,659          91,214         941,685

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - Notes A and C
   Net realized gain on sale of investments                   13,583       14,484,567       3,464,265         261,388
   Net unrealized appreciation (depreciation) of
     investments during the period                           926,063       36,203,901     (11,114,856)      1,302,317
   Assets denominated in foreign currencies                   20,497
                                                       --------------   --------------  --------------  --------------
                    Net gain (loss) on investments           960,143       50,688,468      (7,650,591)      1,563,705
                                                       --------------   --------------  --------------  --------------
                 INCREASE (DECREASE) IN NET ASSETS
                         RESULTING FROM OPERATIONS     $   1,734,619    $  53,774,127   $  (7,559,377)  $   2,505,390
                                                       ==============   ==============  ==============  ==============


The accompanying notes are an integral part of these financial statements.
======================================================================================================================

                                                       SECURITY FIRST TRUST
                                                STATEMENT OF CHANGES IN NET ASSETS
                                             FOR THE SIX MONTHS ENDED JANUARY 31, 2001
                                                             UNAUDITED

                                                                        T. Rowe Price
                                                                          Growth and                    U.S. Government
                                                                            Income          Equity          Income
                                                        Bond Series         Series          Series          Series
                                                       --------------   --------------  --------------  --------------

OPERATIONS
   Net investment income                               $     774,476    $   3,085,659   $      91,214   $     941,685
   Net realized gain on sale of investments                   13,583       14,484,567       3,464,265         261,388
   Net unrealized appreciation (depreciation)
     during the period                                       946,560       36,203,901     (11,114,856)      1,302,317
                                                       --------------   --------------  --------------  --------------
                 INCREASE (DECREASE) IN NET ASSETS
                         RESULTING FROM OPERATIONS         1,734,619       53,774,127      (7,559,377)      2,505,390
                                                       --------------   --------------  --------------  --------------

DISTRIBUTIONS TO SHAREOWNERS
   Net investment income                                  (1,512,791)      (6,059,263)       (114,205)     (1,885,208)
   Net realized gains                                                     (29,680,036)     (7,883,432)

CAPITAL SHARE TRANSACTIONS - NOTE D
   Reinvestment of net investment income
     distributed                                           1,512,791        6,059,263         114,205       1,885,208
   Reinvestment of net realized gains                                      29,680,036       7,883,432
   Sales of capital shares                                   973,833        4,722,077         439,969         529,945
   Redemption of capital shares                           (1,433,332)      (8,276,027)     (3,157,435)     (2,332,508)
                                                       --------------   --------------  --------------  --------------
                            INCREASE IN NET ASSETS
                                FROM CAPITAL SHARE
                                      TRANSACTIONS         1,053,292       32,185,349       5,280,171          82,645
                                                       --------------   --------------  --------------  --------------

                         TOTAL INCREASE (DECREASE)
                                     IN NET ASSETS         1,275,120       50,220,177     (10,276,843)        702,827

NET ASSETS
   BEGINNING OF PERIOD                                    23,219,690      324,954,004      59,015,427      32,520,049
                                                       --------------   --------------  --------------  --------------
   END OF PERIOD (including undistributed net
     investment income: Bond Series -$138,618;
     Growth and Income Series - $439,290;
     Equity Series - $12,310; U.S. Government
     Income Series - $169,976)                         $  24,494,810    $ 375,174,181   $  48,738,584   $  33,222,876
                                                       ==============   ==============  ==============  ==============



The accompanying notes are an integral part of these financial statements.
======================================================================================================================


======================================================================================================================
                                                       SECURITY FIRST TRUST
                                                STATEMENT OF CHANGES IN NET ASSETS
                                                 FOR THE YEAR ENDED JULY 31, 2000

                                                                        T. Rowe Price
                                                                          Growth and                    U.S. Government
                                                                            Income          Equity          Income
                                                        Bond Series         Series          Series          Series
                                                       --------------   --------------  --------------  --------------

OPERATIONS
   Net investment income                               $   1,522,161    $   6,231,038   $     184,856   $   1,892,520
   Net realized gain (loss) on sale
     of investments                                       (1,106,001)      20,126,873       5,002,057        (464,991)
   Net unrealized appreciation (depreciation)
     during the period                                       332,798      (55,204,755)       (545,090)        454,161
                                                       --------------   --------------  --------------  --------------
                 INCREASE (DECREASE) IN NET ASSETS
                         RESULTING FROM OPERATIONS           748,958      (28,846,844)      4,641,823       1,881,690
                                                       --------------   --------------  --------------  --------------

DISTRIBUTIONS TO SHAREOWNERS
   Net investment income                                  (1,410,330)      (6,182,728)       (360,159)     (1,836,952)
   Net realized gains                                                     (16,135,169)     (1,714,979)

CAPITAL SHARE TRANSACTIONS - NOTE D
   Reinvestment of net investment income
     distributed                                           1,410,330        6,182,728         360,159       1,836,952
   Reinvestment of net realized gains                                      16,135,169       1,714,979
   Sales of capital shares                                 3,319,764       19,704,012       1,705,091       2,282,843
   Redemptions of capital shares                          (5,566,736)     (35,014,349)     (5,644,649)     (3,957,033)
                                                       --------------   --------------  --------------  --------------
                 INCREASE (DECREASE) IN NET ASSETS
                                FROM CAPITAL SHARE
                                      TRANSACTIONS          (836,642)       7,007,560      (1,864,420)        162,762
                                                       --------------   --------------  --------------  --------------

                         TOTAL INCREASE (DECREASE)
                                     IN NET ASSETS        (1,498,014)     (44,157,181)        702,265         207,500

NET ASSETS
   BEGINNING OF YEAR                                      24,717,704      369,111,185      58,313,162      32,312,549
                                                       --------------   --------------  --------------  --------------
   END OF YEAR (including undistributed net
     investment income: Bond Series -$876,932;
     Growth and Income Series - $3,412,895;
     Equity Series - $35,302; U.S. Government
     Income Series - $1,113,498)                       $  23,219,690    $ 324,954,004   $  59,015,427   $  32,520,049
                                                       ==============   ==============  ==============  ==============



The accompanying notes are an integral part of these financial statements.
======================================================================================================================

=====================================================================================================
                                                                                           SCHEDULE I
                                             SECURITY FIRST TRUST
                                                  BOND SERIES
                                           PORTFOLIO OF INVESTMENTS
                                               JANUARY 31, 2001
                                                   UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of                    Market
Fixed Maturities                                               Portfolio     Principal       Value
----------------                                              -----------   -----------   -----------
CORPORATE NOTES                                                  24.5%

Aerospace & Defense:                                              1.5%
     Honeywell International, Inc., 6.875%, 10/03/05                           165,000    $  173,044
     Lockheed Martin Corp., 7.75% , 05/01/26                                    90,000        97,538
     Tyco International, Ltd., 6.375%, 06/15/05                                 80,000        80,900
                                                                                          -----------
                                                                                             351,482

Automobiles & Related:                                            0.8%
     Amerco., 8.80%, 02/04/05                                                  150,000       148,500
     Delco Remy International, Inc., 10.625%, 08/01/06                          50,000        45,000
                                                                                          -----------
                                                                                             193,500

Banking:                                                          1.0%
     Fleet Boston Financial Corporation, 7.375%, 12/01/09                      125,000       131,250
     HSBC Fin Nederland Bank, 7.40%, 04/15/03                                  100,000       103,500
                                                                                          -----------
                                                                                             234,750

Chemicals and Allied Products:                                    0.7%
     Fort James Corp., 6.875%, 09/15/07                                        195,000       182,813

Computer and Office Equipment:                                    0.8%
     Comdisco, Inc., 9.50%, 08/15/03                                           100,000        83,500
     Xerox Capital Europe, Plc., 5.75%, 05/15/02                               150,000       111,188
                                                                                          -----------
                                                                                             194,688

Electric Utilities:                                               1.4%
     CMS Energy Corp., 8.00%, 07/01/11                                         225,000       225,000
     Public Service Electric & Gas Co., 6.25%, 01/01/07                        100,000        98,875
                                                                                          -----------
                                                                                             323,875
Entertainment & Leisure:                                          1.0%
     MGM Mirage, 8.50%, 09/15/10                                               235,000       243,813


The accompanying notes are an integral part of these financial statements.
=====================================================================================================

                               SECURITY FIRST TRUST                                        SCHEDULE I
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of                    Market
Fixed Maturities                                               Portfolio     Principal       Value
----------------                                              -----------   -----------   -----------
CORPORATE NOTES (CONTINUED)

Finance & Credit:                                                 5.8%
     BellSouth Capital Funding Corp., 7.75%, 02/15/10                          265,000    $  287,194
     Merrill Lynch & Co, Inc., 6.00%, 11/15/04                                 115,000       115,144
     Merrill Lynch Mortgage Invest., Inc., 7.56%, 09/15/09                     115,000       117,300
     Norwest Asset Service Corp., 6.75%, 05/25/29                              245,566       193,697
     Salomon Smith Barney, Inc., 7.375%, 05/15/07                              300,000       313,500
     Texaco Capital, Inc., 5.5%, 01/15/09                                      220,000       211,750
     Valero Pass-Through Asset Trust, 6.75%, 12/15/02                          140,000       140,000
                                                                                          -----------
                                                                                           1,378,585

Forest Products:                                                  0.4%
     Noranda Forest, Inc., 7.50%, 07/15/03                                     100,000       102,500

Health Services:                                                  0.3%
     Tenet Healthcare Corp., 7.875%, 01/15/03                                   70,000        70,963

Insurance Carriers:                                               1.2%
     Conseco, Inc., 6.40%, 06/15/01                                            200,000       197,000
     Prudential Insurance Co. America, 6.875%, 04/15/03                        100,000       102,000
                                                                                          -----------
                                                                                             299,000

Media & Communications:                                           1.0%
     CSC Holdings, Inc., 8.125%, 07/15/2009                                     25,000        26,156
     Liberty Media Corp., 7.875%, 07/15/09                                     150,000       151,688
     Metromedia Fiber Network, Inc., 10.00%, 12/15/09                           70,000        65,450
                                                                                          -----------
                                                                                             243,294

Miscellaneous Business Services:                                  0.5%
     Allied Waste North America, 7.875%, 01/0/09                               115,000       110,975


The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                                                                                           SCHEDULE I
                              SECURITY FIRST TRUST
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of                    Market
Fixed Maturities                                               Portfolio     Principal       Value
----------------                                              -----------   -----------   -----------
CORPORATE NOTES (CONTINUED)

Miscellaneous Consumer Products:                                  3.3%
     American Standard, Inc., 7.375%, 04/15/05                                  45,000    $   44,775
     Jones Apparel Group, Inc., 7.875%, 06/15/06                               230,000       227,413
     Procter & Gamble Co., 6.875%, 09/15/09                                    200,000       212,000
     S C International Service, Inc., 9.25%, 09/01/07                           60,000        59,100
     WMX Technologies, Inc., 7.125%, 06/15/01                                  250,000       250,313
                                                                                          -----------
                                                                                             793,601

Oil and Gas Extraction:                                           1.6%
     Apache Corp., 7.70%, 03/15/26                                             155,000       167,206
     Methanex Corp., 7.40%, 08/15/02                                           100,000        99,000
     Tosco Corp., 8.125%, 02/15/30                                             100,000       111,750
                                                                                          -----------
                                                                                             377,956

Telephone Communication:                                          1.8%
     Charter Communications Holdings, 8.625%, 04/01/09                         100,000        96,500
     Crown Castle International, 0.00%, 05/15/11                                75,000        53,250
     GTE Corp., 6.94%, 04/15/28                                                100,000        98,750
     Global Crossing Holdings, Ltd., 9.625%, 05/15/08                          100,000       102,250
     US West Communications, Inc., 7.50%, 06/15/23                              80,000        77,100
                                                                                          -----------
                                                                                             427,850

Transportation:                                                   1.4%
     Canadian National Railway Co., 6.90%, 07/15/28                            165,000       160,252
     Newport News Shipbuilding, Inc.,  9.25% 12/01/06                           60,000        61,500
     Norfolk Southern Corp., 7.80%, 05/15/27                                   100,000       107,000
                                                                                          -----------
                                                                                             328,752

                                       TOTAL CORPORATE NOTES
                                           (COST $5,814,613)                               5,858,397



The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                               SECURITY FIRST TRUST                                        SCHEDULE I
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of                    Market
Fixed Maturities                                               Portfolio     Principal       Value
----------------                                              -----------   -----------   -----------
FEDERAL AGENCIES                                                 60.0%


Federal Home Loan Mortgage Corp.:                                 0.2%
     9.50%, 04/01/19                                                            26,053    $   28,024
     9.00%, 06/01/19                                                            13,179        14,023
                                                                                          -----------
                                                                                              42,047

Federal National Mortgage Assn.:                                 14.5%
     6.00%, 12/15/05                                                           350,000       359,188
     6.625%, 09/15/09                                                          700,000       737,625
     7.00%, 05/01/12                                                           127,470       129,899
     6.50%, 03/01/13                                                           271,947       274,239
     7.00%, 09/01/15                                                           789,547       804,596
     6.50%, 10/01/15                                                           790,796       797,462
     7.50%, 08/25/21                                                             9,069         9,068
     6.625%, 11/15/30                                                          335,000       355,100
                                                                                          -----------
                                                                                           3,467,177

Government National Mortgage Assn.:                              45.3%
     9.00%, 04/15/09                                                             1,974         2,061
     9.00%, 05/15/09                                                            10,416        10,875
     9.00%, 05/15/09                                                             2,591         2,705
     9.00%, 05/15/09                                                             1,021         1,066
     9.00%, 05/15/09                                                             1,443         1,507
     11.25%, 09/15/15                                                           77,140        82,540
     11.25%, 11/15/15                                                            9,456        10,355
     10.00%, 06/15/17                                                           21,089        22,189
     9.25%, 07/15/17                                                             6,914         7,178
     10.00%, 11/15/17                                                            7,535         7,928
     11.50%, 02/15/18                                                            3,216         3,521
     10.00%, 03/15/19                                                           21,481        22,602
     10.00%, 03/15/20                                                           13,543        14,249
     9.25%, 05/15/20                                                            29,138        30,249



The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                               SECURITY FIRST TRUST                                        SCHEDULE I
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of                    Market
Fixed Maturities                                               Portfolio     Principal       Value
----------------                                              -----------   -----------   -----------
FEDERAL AGENCIES (CONTINUED)

Government National Mortgage Assn. (CONTINUED)
     9.25%, 05/15/21                                                            86,298    $   89,588
     9.25%, 06/15/21                                                            20,931        21,729
     7.00%, 08/15/23                                                            59,516        60,446
     7.50%, 06/15/23                                                            73,714        75,672
     7.50%, 10/15/23                                                           108,902       111,795
     7.00%, 01/15/24                                                           111,954       113,703
     7.00%, 03/15/24                                                            71,539        72,657
     7.00%, 01/15/25                                                           331,400       336,163
     9.50%, 01/15/25                                                            10,134        10,612
     9.50%, 05/15/25                                                             7,010         7,341
     7.00%, 02/15/26                                                           423,307       429,920
     7.50%, 09/15/26                                                           155,584       159,716
     8.00%, 05/15/27                                                           180,658       186,924
     6.50%, 04/15/28                                                           692,894       692,243
     7.00%, 05/15/28                                                           321,946       326,975
     7.00%, 06/15/28                                                           282,515       286,928
     6.50%, 10/15/28                                                         1,429,777     1,428,433
     6.50%, 11/15/28                                                           442,058       441,642
     6.50%, 01/15/29                                                           223,001       222,791
     6.50%, 02/15/29                                                           145,206       145,070
     6.50%, 04/15/29                                                           240,012       239,787
     6.50%, 05/15/29                                                           290,809       288,354
     6.50%, 06/15/29                                                           147,071       146,933
     8.00%, 07/15/29                                                           111,553       115,422
     7.00%, 08/15/29                                                           977,860       993,134
     7.50%, 09/15/29                                                           487,225       500,166
     8.00%, 09/15/29                                                           237,500       245,736
     8.00%, 10/15/29                                                           541,461       560,238
     8.00%, 05/15/30                                                            94,217        97,484
     8.00%, 05/15/30                                                           134,735       139,408
     8.00%, 06/15/30                                                           220,342       227,983



The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                               SECURITY FIRST TRUST                                        SCHEDULE I
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of                    Market
Fixed Maturities                                               Portfolio     Principal       Value
----------------                                              -----------   -----------   -----------
FEDERAL AGENCIES (CONTINUED)

Government National Mortgage Assn. (CONTINUED)
     8.00%, 06/15/30                                                           253,089    $  261,866
     8.00%, 07/15/30                                                            59,636        61,704
     8.00%, 07/15/30                                                           687,445       711,285
     8.00%, 07/15/30                                                           582,160       602,346
     8.00%, 07/15/30                                                           206,103       213,251
                                                                                          -----------
                                                                                          10,844,470

                                      TOTAL FEDERAL AGENCIES
                                          (COST $14,057,660)                              14,353,694


U.S. GOVERNMENT OBLIGATIONS                                      14.2%

U.S. Treasury Bonds:                                              3.0%
     5.25%, 02/15/29                                                           220,000       209,304
     3.875%, 04/15/29                                                          482,113       505,013
                                                                                          -----------
                                                                                             714,317

U.S. Treasury Notes:                                             11.2%
     3.375%, 01/15/07                                                          156,723       156,772
     5.50%, 05/15/09                                                           870,000       890,045
     6.00%, 08/15/09                                                         1,275,000     1,348,121
     3.50%, 01/15/11                                                           285,018       284,750
                                                                                          -----------
                                                                                           2,679,688

                           TOTAL U.S. GOVERNMENT OBLIGATIONS
                                           (COST $3,228,457)                               3,394,005



The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                               SECURITY FIRST TRUST                                        SCHEDULE I
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of                    Market
Fixed Maturities                                               Portfolio     Principal       Value
----------------                                              -----------   -----------   -----------
FOREIGN GOVERNMENT OBLIGATIONS                                    1.3%

     Argentina Rep, 0.00%, 03/31/05                                            360,000    $  330,365
                                                                                          -----------

                       TOTAL FOREIGN  GOVERNMENT OBLIGATIONS
                                             (COST $330,578)                                 330,365
                                                                                          -----------

                                           TOTAL INVESTMENTS
                                          (COST $23,431,308)    100.0%                    23,936,461


Forward Foreign Currency Contracts
----------------------------------

CONTRACT TO BUY
610,000 Euro Dollars (Settlement Date 02/22/01;
     Payable amount $544,790; Market value $565,287)                                          20,497

Other assets less liabilities                                                                537,852
                                                                                          -----------

                                                  NET ASSETS                             $24,494,810
                                                                                         ============





The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                             SECURITY FIRST TRUST                                          SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of      No. of         Market
Equity Securities                                              Portfolio      Shares         Value
-----------------                                             -----------   -----------   -----------
CAPITAL EQUIPMENT                                                 2.7%

Electrical  Equipment:                                            2.7%
     Black & Decker Corp.                                                       68,200   $ 3,051,950
     Hubbell, Inc. Class B                                                      60,000     1,717,800
     Stanley Works                                                             150,000     5,148,000
                                                                                          -----------
                                                                                           9,917,750

CONSUMER CYCLICALS                                                1.3%

Automobiles & Related:                                            1.3%
     Ford Motor Co.                                                            100,000     2,819,000
     Genuine Parts Co.                                                          80,000     2,028,800
                                                                                          -----------
                                                                                           4,847,800

CONSUMER NONDURABLES                                             19.3%

Food & Beverages:                                                 5.0%
     Campbell Soup Co.                                                         100,000     3,290,000
     General Mills, Inc.                                                       108,000     4,525,200
     Hershey Foods, Inc.                                                        70,000     4,165,000
     McCormick & Co.                                                           100,000     3,645,000
     Ralston Purina Group                                                      100,000     3,116,000
                                                                                          -----------
                                                                                          18,741,200

Health Services:                                                  0.7%
     Baxter International, Inc.                                                 30,000     2,636,400

Miscellaneous Consumer Products:                                  7.2%
     Clorox Co.                                                                100,000     3,375,000
     Colgate Palmolive Co.                                                      60,000     3,604,800
     Eastman  Kodak Company                                                     70,000     3,053,400
     Fortune Brands, Inc.                                                      120,000     3,841,200
     Gillette Co.                                                              119,000     3,762,780



The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                               SECURITY FIRST TRUST                                        SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of      No. of         Market
Equity Securities                                              Portfolio      Shares         Value
-----------------                                             -----------   -----------   -----------
CONSUMER NONDURABLES (CONTINUED)

Miscellaneous Consumer Products (CONTINUED)
     Int'l. Flavors & Fragrance                                                100,000   $ 2,207,000
     Philip Morris Companies, Inc.                                             100,000     4,400,000
     UST, Inc.                                                                 100,000     2,550,000
                                                                                          -----------
                                                                                          26,794,180
Pharmaceuticals:                                                  6.4%
     Abbott Laboratories                                                       150,000     6,729,000
     American Home Products Corporation                                        125,000     7,387,500
     Johnson & Johnson                                                          45,000     4,190,850
     Pharmacia Corporation                                                      29,000     1,624,580
     Schering-Plough Corp.                                                      80,000     4,032,000
                                                                                          -----------
                                                                                          23,963,930

CONSUMER SERVICES                                                16.1%

Entertainment & Leisure:                                          3.0%
     Hilton Hotels Corp.                                                       400,000     4,736,000
     Starwood Hotel & Resort worldwide, Inc.                                   175,000     6,737,500
                                                                                          -----------
                                                                                          11,473,500

General Merchandise Stores:                                       7.2%
     Albertsons, Inc.                                                          125,000     3,543,750
     May Department Stores Co                                                   52,200     2,033,190
     Neiman-Marcus Group, Inc.*                                                 90,000     3,504,600
     Nordstrom, Inc.                                                            67,000     1,366,130
     Penney J C Co.                                                             50,000       698,500
     Target Corp.                                                              180,000     6,836,400
     Toys R Us, Inc.*                                                          250,000     6,600,000
     Tupperware Corp.                                                          100,000     2,106,000
                                                                                          -----------
                                                                                          26,688,570


*Non-income producing
The accompanying notes are an integral part of these financial statements.
=====================================================================================================

======================================================================================================
                              SECURITY FIRST TRUST                                          SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of      No. of         Market
Equity Securities                                              Portfolio      Shares         Value
-----------------                                             -----------   -----------   -----------
CONSUMER SERVICES (CONTINUED)

Media & Communications:                                           4.3%
     Disney Walt Company Holding Co.                                           156,300   $ 4,759,335
     Knight Ridder, Inc.                                                        60,000     3,492,600
     Meredith Corp.                                                             60,000     2,118,000
     Readers Digest Assn., Inc.                                                 35,000     1,041,250
     Viacom, Inc. CL B *                                                        81,375     4,491,900
                                                                                          -----------
                                                                                          15,903,085

Miscellaneous Business Services:                                  1.6%
     Waste Management, Inc.                                                    250,000     6,100,000

ENERGY                                                            9.7%

Oil And Gas Extraction:                                           9.7%
     Amerada Hess Corp.                                                         58,500     4,059,900
     BP Amoco PLC.                                                             221,532    11,408,898
     Baker Hughes, Inc.                                                        131,200     5,425,120
     Chevron Corp.                                                              40,000     3,331,200
     Exxon Mobil Corp.                                                          57,122     4,806,816
     Texaco, Inc.                                                               45,600     2,799,840
     Unocal Corp.                                                              125,000     4,315,000
                                                                                          -----------
                                                                                          36,146,774

FINANCIAL                                                        17.9%

Banking:                                                          8.7%
     Bank One Corp.                                                            110,000     4,312,000
     J.P. Morgan Chase & Co.                                                   137,500     7,561,125
     Firstar Corp.*                                                            175,000     4,130,000
     Mellon Financial Corp.                                                     90,000     4,194,000
     National City Corp.                                                       100,000     2,825,000



*Non-income producing
The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                               SECURITY FIRST TRUST                                        SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of      No. of         Market
Equity Securities                                              Portfolio      Shares         Value
-----------------                                             -----------   -----------   -----------
FINANCIAL (CONTINUED)

Banking (CONTINUED)
     Washington Mutual, Inc.                                                   120,000   $ 5,790,000
     Wells Fargo & Co.                                                          66,660     3,433,657
                                                                                          -----------
                                                                                          32,245,782
Federal Agencies:                                                 1.0%
     Freddie Mac                                                                60,000     3,660,000

Financial Services:                                               4.0%
     H&R Block, Inc.                                                            60,000     2,601,000
     Citigroup, Inc.                                                           220,729    12,354,202
                                                                                          -----------
                                                                                          14,955,202

Insurance Carriers:                                               4.2%
     Aon Corp.                                                                  58,000     2,038,700
     Chubb Corp.                                                                65,000     4,680,000
     Loews Corp.                                                                30,000     2,916,000
     St. Paul Companies, Inc.                                                   52,536     2,522,779
     UnumProvident Corp.                                                       125,000     3,652,500
                                                                                          -----------
                                                                                          15,809,979

PROCESS INDUSTRIES                                                9.1%

Chemicals And Allied Products:                                    5.7%
     Dow Chemical Co.                                                           90,000     3,087,000
     Dupont Co.                                                                 60,000     2,622,600
     Great Lakes Chemical Corp.                                                100,000     3,380,000
     Hercules, Inc.                                                            130,000     1,859,000
     Imperial Chemical ADR                                                     100,000     2,965,000
     Minnesota Mining & Manufacturing Co.                                       38,300     4,237,895
     Pall Corp.                                                                125,000     3,050,000
                                                                                          -----------
                                                                                          21,201,495


The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                               SECURITY FIRST TRUST                                        SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of      No. of         Market
Equity Securities                                              Portfolio      Shares         Value
-----------------                                             -----------   -----------   -----------
PROCESS INDUSTRIES (CONTINUED)

Forest Products:                                                  0.7%
     Georgia Pacific Corp.                                                      28,528   $   881,800
     Weyerhaeuser Co.                                                           30,000     1,575,000
                                                                                          -----------
                                                                                           2,456,800

Metal Mining:                                                     0.9%
     Newmont Mining Corp.                                                       75,000     1,158,750
     Phelps Dodge Corp.                                                         50,000     2,320,000
                                                                                          -----------
                                                                                           3,478,750

Paper And Allied Products:                                        1.8%
     Kimberly-Clark Corp.                                                       80,000     5,180,000
     International Paper Co.                                                    47,278     1,827,295
                                                                                          -----------
                                                                                           7,007,295

TECHNOLOGY                                                        8.1%

Communication  Equipment:                                         0.8%
     Avaya Inc.*                                                                 3,333        58,328
     Lucent Technologies, Inc.                                                  40,000       744,000
     Motorola, Inc.                                                            105,500     2,406,455
                                                                                          -----------
                                                                                           3,208,783

Computer and Office Equipment:                                    7.3%
     AOL Time Warner, Inc.*                                                     40,000     2,102,400
     BMC Software, Inc.*                                                       100,000     2,906,250
     First Data Corp.                                                          125,000     7,601,250
     Hewlett Packard Co.                                                       102,200     3,754,828
     Intel Corporation                                                         100,000     3,700,000
     Microsoft Corp.                                                           100,000     6,106,250
     Xerox Corp.                                                               120,000       980,400
                                                                                          -----------
                                                                                          27,151,378



*Non-income producing
The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                               SECURITY FIRST TRUST                                        SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of      No. of         Market
Equity Securities                                              Portfolio      Shares         Value
-----------------                                             -----------   -----------   -----------
TRANSPORTATION                                                    5.7%

Aerospace and Defense:                                            3.8%
     Honeywell International, Inc.                                              47,500   $ 2,244,375
     Lockheed Martin Corp.                                                     100,000     3,468,000
     Raytheon Co CL B                                                          100,000     3,519,000
     Rockwell International Corp.                                              106,000     5,001,080
                                                                                          -----------
                                                                                          14,232,455

Railroad Transportation:                                          1.9%
     Norfolk Southern Corp.                                                    200,000     3,266,000
     Union Pacific Corp.                                                        70,000     3,708,600
                                                                                          -----------
                                                                                           6,974,600
UTILITIES                                                         4.2%

Telephone Communication:                                          2.3%
     AT&T Co.                                                                   30,000       719,700
     SBC Communications, Inc.                                                  104,865     5,070,223
     Verizon Communications, Inc.                                               48,800     2,681,560
                                                                                          -----------
                                                                                           8,471,483

Utility Holding Companies:                                        1.9%
     Exelon Corp.                                                               54,425     3,293,256
     Niagara Mohawk Holdings, Inc.*                                            137,500     2,382,875
     Scottish Power PLC                                                         40,600     1,053,164
                                                                                          -----------
                                                                                           6,729,295

                                     TOTAL EQUITY SECURITIES
                                         (COST $269,944,989)                             350,796,486




*Non-income producing
The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                              SECURITY FIRST TRUST                                         SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED

                                                               Percentage
                                                               of Market
                                                                Value of                    Market
Short-Term Investments                                         Portfolio     Principal       Value
----------------------                                        -----------   -----------   -----------
SHORT-TERM INVESTMENTS                                            5.9%

Commercial Paper:                                                 5.9%
     A I Credit Corp., 5.75%, 02/5/2001                                      5,000,000   $ 4,996,799
     Ciesco L.P., 5.60%, 02/21/2001                                          4,000,000     4,999,190
     Equilon Enterprises LLC, 5.82%, 02/02/2001                              5,000,000     3,987,509
     Georgia Power Co., 6.55%, 02/09/2001                                    3,000,000     2,995,588
     NY State Power Authority, 5.50%, 03/01/2001                             5,000,000     4,978,604
                                                                                          -----------
                                TOTAL SHORT-TERM INVESTMENTS
                                         (COST  $21,957,690)                              21,957,690
                                                                                          -----------

                                           TOTAL INVESTMENTS
                                         (COST $291,902,679)    100.0%                   372,754,176

Other assets less liabilities                                                              2,420,005
                                                                                          -----------

                                                  NET ASSETS                           $ 375,174,181
                                                                                       ==============




The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                               SECURITY FIRST TRUST                                        SCHEDULE I
                                  EQUITY SERIES
                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of      No. of         Market
Equity Securities                                              Portfolio      Shares         Value
-----------------                                             -----------   -----------   -----------
CAPITAL EQUIPMENT                                                 8.2%

Aerospace & Defense:                                              2.0%
     General Dynamics Corporation                                                6,600   $   468,468
     Tyco International, Ltd.                                                    7,600       468,160
                                                                                          -----------
                                                                                             936,628
Electrical Equipment:                                             6.2%
     Emerson Electric Co.                                                       11,600       881,600
     General Electric Co.                                                       42,900     1,973,400
                                                                                          -----------
                                                                                           2,855,000

CONSUMER NONDURABLES                                             20.7%

Food & Beverages:                                                 2.4%
     Coca Cola                                                                   8,000       464,000
     ConAgra  Foods, Inc.                                                       14,100       329,940
     PepsiCo, Inc.                                                               7,100       312,897
                                                                                          -----------
                                                                                           1,106,837

Health Services:                                                  5.2%
     CVS Corp.                                                                  13,400       793,280
     Baxter International, Inc.                                                 10,800       949,104
     Cardinal Health, Inc.                                                       6,900       657,570
                                                                                          -----------
                                                                                           2,399,954

Medical Instruments and Supplies:                                 1.3%
     McKesson HBO, Inc.                                                          8,500       277,695
     Skryker Corp.                                                               6,800       307,360
                                                                                          -----------
                                                                                             585,055
Miscellaneous Consumer Products:                                  3.2%
     Avon Products, Inc.                                                         6,500       274,950
     Philip Morris Companies, Inc.                                              20,964       922,416
     Proctor & Gamble Co.                                                        3,900       280,176
                                                                                          -----------
                                                                                           1,477,542





The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                               SECURITY FIRST TRUST                                        SCHEDULE I
                                  EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of      No. of         Market
Equity Securities                                              Portfolio      Shares         Value
-----------------                                             -----------   -----------   -----------
CONSUMER NONDURABLES (CONTINUED)

Pharmaceuticals:                                                  8.6%
     American Home Products Co.                                                  6,400   $   287,104
     Bristol Myers Squibb Co.                                                    3,700       228,993
     Johnson & Johnson                                                          16,000     1,490,080
     Pfizer, Inc.                                                               27,375     1,235,981
     Pharmacia Corporation                                                       7,500       420,150
     Schering Plough Corp.                                                       6,488       326,995
                                                                                          -----------
                                                                                           3,989,303

CONSUMER CYCLICALS                                                1.2%

Automobiles & Related:                                            1.2%
     Danaher Corp.                                                               8,500       548,080

CONSUMER SERVICES                                                 8.2%

General Merchandise Stores:                                       5.2%
     Costco Wholesale Corp.*                                                     3,000       138,750
     Kroger Co.*                                                                33,700       827,335
     Home Depot, Inc.                                                            6,950       334,990
     Wal-Mart Stores                                                            19,100     1,084,880
                                                                                          -----------
                                                                                           2,385,955
Media & Communications:                                           3.0%
     Comcast Corp.                                                               8,200       351,063
     Disney Walt Company Holding Co.                                             7,786       237,084
     Ommicom Group, Inc.                                                         5,500       502,150
     Viacom, Inc. CL B *                                                         5,654       312,101
                                                                                          -----------
                                                                                           1,402,398





*Non-income producing
The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                               SECURITY FIRST TRUST                                        SCHEDULE I
                                  EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of      No. of         Market
Equity Securities                                              Portfolio      Shares         Value
-----------------                                             -----------   -----------   -----------
ENERGY                                                            7.5%

Oil And Gas Extraction:                                           7.5%
     Chevron Corp.                                                               2,700   $   224,856
     El Paso Corporation                                                         6,332       398,283
     EOG Resources, Inc.                                                         8,800       384,912
     Exxon  Mobil Corp.                                                         17,528     1,474,981
     Royal Dutch Petroleum Co. ADR                                              10,900       657,815
     Tidewater, Inc.                                                             6,800       325,380
                                                                                          -----------
                                                                                           3,466,227

FINANCIAL                                                        19.8%

Banking:                                                          3.7%
     Bank of New York Company, Inc.                                             20,030     1,096,242
     Mellon Financial Corp.                                                     11,200       521,920
     Washington Mutual, Inc.                                                     2,300       110,975
                                                                                          -----------
                                                                                           1,729,137

Federal Agencies:                                                 2.1%
     Federal National  Mortgage Assn.                                           16,200       988,200

Financial Services:                                               7.6%
     Citigroup, Inc.                                                            31,433     1,759,305
     MBNA Corp.                                                                 30,600     1,107,414
     Lehman Brothers Holdings, Inc.                                              7,800       641,784
                                                                                          -----------
                                                                                           3,508,503

Insurance Carriers:                                               6.4%
     Ace Limited                                                                22,000       814,000
     AMBAC Financial Group, Inc.                                                 7,900       440,109
     American International Group                                                8,419       715,783
     CIGNA Corp.                                                                 4,200       466,830




The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                               SECURITY FIRST TRUST                                        SCHEDULE I
                                  EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of      No. of         Market
Equity Securities                                              Portfolio      Shares         Value
-----------------                                             -----------   -----------   -----------
FINANCIAL (CONTINUED)

Insurance Carriers (CONTINUED)
     Hartford Financial Service Group, Inc.                                      8,400   $   516,600
                                                                                          -----------
                                                                                           2,953,322

PROCESS INDUSTRIES                                                0.5%

Paper And Allied Products:                                        0.5%
     Kimberly-Clark Corp.                                                        3,500       226,625

TECHNOLOGY                                                       26.7%

Communication  Equipment:                                         8.1%
     Corning, Inc.                                                              12,250       694,698
     JDS Uniphase Corp. *                                                        3,000       164,438
     Lucent Technologies, Inc.                                                   5,691       105,853
     Nokia Corp.                                                                22,500       772,875
     Nortel Networks Corp.                                                      26,700     1,020,741
     Vodafone Airtouch  PLC ADR *                                               28,100       982,657
                                                                                          -----------
                                                                                           3,741,262

Computer & Office Equipment:                                     18.6%
     AOL Time Warner, Inc.*                                                      9,100       478,296
     Cisco Systems Inc.*                                                        33,300     1,246,669
     Compaq Computer Corporation                                                21,200       502,652
     EMC  Mass Corp.*                                                            9,540       724,945
     Intel Corp.                                                                28,499     1,054,463
     Microsoft Corp.                                                            22,000     1,343,375
     Oracle Corp.*                                                              48,300     1,406,738
     Sun Microsystems, Inc.*                                                    11,800       360,638
     Texas Instruments, Inc.                                                    29,313     1,283,908
     VERITAS Software Corp.*                                                     2,000       189,750
                                                                                          -----------
                                                                                           8,591,434





*Non-income producing
The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                               SECURITY FIRST TRUST                                        SCHEDULE I
                                  EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of      No. of         Market
Equity Securities                                              Portfolio      Shares         Value
-----------------                                             -----------   -----------   -----------
TRANSPORTATION                                                    0.7%

Transportation Services:                                          0.7%
     AMR Corp.*                                                                  9,700   $   379,173

UTILITIES                                                         6.5%

Telephone Communication:                                          3.9%
     AT&T Co.                                                                   14,600       350,254
     SBC Communications, Inc.                                                   19,500       942,825
     Worldcom, Inc.*                                                            22,800       491,625
                                                                                          -----------
                                                                                           1,784,704
Utility Holding Companies:                                        2.6%
     Dominion Resources, Inc.                                                    9,300       574,740
     Exelon Corp.                                                                5,700       344,907
     Southern Co.                                                               10,478       305,746
                                                                                          -----------
                                                                                           1,225,393
                                                                                          -----------

                                           TOTAL INVESTMENTS
                                          (COST $44,206,541)    100.0%                    46,280,732

Other Assets Less Liabilities                                                              2,457,852
                                                                                          -----------

                                                  NET ASSETS                            $ 48,738,584
                                                                                        =============





*Non-income producing
The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                              SECURITY FIRST TRUST                                         SCHEDULE I
                          U.S. GOVERNMENT INCOME SERIES
                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of                     Market
Fixed Maturities                                               Portfolio     Principal       Value
----------------                                              -----------   -----------   -----------
CORPORATE NOTES                                                   1.1%

Finance & Credit:                                                 1.1%
     GMAC Mortgage Corp., 5.94%, 07/01/13                                      377,589   $   357,025
                                                                                          -----------

                                       TOTAL CORPORATE NOTES
                                             (COST $369,321)                                 357,025

U.S. GOVERNMENT OBLIGATIONS                                      32.2%

U.S. Treasury Bonds:                                             29.3%
     9.25%, 02/15/16                                                         2,910,000     4,003,229
     8.50%,  02/15/20                                                        2,655,000     3,544,186
     7.625%, 11/15/22                                                          200,000       249,612
     6.375%, 08/15/27                                                        1,580,000     1,741,508
     5.25%,  02/15/29                                                          230,000       218,817
                                                                                          -----------
                                                                                           9,757,352

U.S. Treasury Notes:                                              2.9%
     5.75%, 08/15/10                                                           910,000       951,005
                                                                                          -----------

                           TOTAL U.S. GOVERNMENT OBLIGATIONS
                                          (COST $10,468,610)                              10,708,357


FEDERAL AGENCIES                                                 58.4%

Federal Farm Credit Bank:                                         4.6%
     7.37%, 08/01/06                                                         1,500,000     1,569,375





The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================


                                                                          SECURITY FIRST TRUST SCHEDULE I
                          U.S. GOVERNMENT INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of                     Market
Fixed Maturities                                               Portfolio     Principal       Value
----------------                                              -----------   -----------   -----------
FEDERAL AGENCIES (CONTINUED)

Federal Home Loan Mortgage Corp.:                                18.0%
     7.00%, 07/01/07                                                            45,692   $    46,977
     7.00%, 09/01/10                                                           140,096       142,766
     6.50%, 04/01/11                                                           861,418       868,680
     6.00%, 05/11/11                                                           897,314       893,383
     5.50%, 05/01/14                                                           443,091       434,641
     6.00%, 06/01/14                                                           220,774       219,807
     6.00%, 07/01/14                                                           212,130       211,201
     6.00%, 07/01/14                                                           552,158       549,739
     6.00%, 10/01/14                                                           321,833       320,423
     6.00%, 03/01/15                                                           366,557       364,952
     6.50%, 11/01/15                                                           507,766       512,046
     6.50%, 04/01/29                                                           466,163       464,265
     6.50%, 05/01/29                                                           385,232       383,664
     6.50%, 06/01/29                                                            34,081        33,942
     6.50%, 06/01/29                                                           414,668       412,980
     6.50%, 07/01/29                                                            28,650        28,534
     6.50%, 11/01/30                                                            53,215        52,999
                                                                                          -----------
                                                                                           5,940,999

Federal National Mortgage Assn.:                                 22.3%
     6.125%, 11/25/03                                                          213,744       214,075
     6.14%, 09/10/08                                                           225,000       221,958
     6.09%, 10/01/08                                                           509,958       511,233
     6.00%, 11/01/08                                                           244,221       244,832
     6.50%, 03/01/09                                                            54,411        54,190
     7.00%, 04/01/11                                                           701,690       715,064
     7.00%, 05/01/11                                                           330,834       337,139
     5.50%, 07/01/13                                                           400,301       392,419
     8.00%, 11/01/13                                                           462,452       477,190
     5.50%, 01/01/14                                                           402,851       394,919





The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                              SECURITY FIRST TRUST                                         SCHEDULE I
                          U.S. GOVERNMENT INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of                     Market
Fixed Maturities                                               Portfolio     Principal       Value
----------------                                              -----------   -----------   -----------
FEDERAL AGENCIES (CONTINUED)

Federal National Mortgage Assn. (CONTINUED)
     6.00%, 03/01/14                                                            59,737   $    59,438
     8.00%, 08/01/14                                                           219,487       226,140
     6.50%, 05/17/15                                                           700,000       689,717
     8.00%, 10/01/25                                                           129,692       133,825
     8.402%, 07/01/28                                                          313,787       323,860
     8.50%, 10/01/28                                                           263,473       274,587
     6.00%, 06/01/29                                                           475,261       465,009
     6.50%, 06/01/29                                                           483,787       481,818
     6.50%, 09/01/29                                                           187,884       187,120
     7.50%, 05/01/30                                                           566,226       579,317
     7.50%, 07/01/30                                                           231,312       236,660
     7.50%, 09/01/30                                                           184,231       188,490
                                                                                          -----------
                                                                                           7,409,000

Government National Mortgage Assn.:                              12.4%
     8.25%, 02/15/09                                                           176,880       183,678
     6.00%, 04/15/14                                                           442,735       442,735
     7.00%, 10/15/23                                                           444,664       451,610
     7.50%, 01/15/26                                                           641,031       658,057
     6.50%, 03/15/29                                                           193,724       193,542
     6.50%, 04/15/29                                                           169,513       169,354
     6.50%, 05/15/29                                                           226,788       226,575
     6.50%, 06/15/29                                                           206,419       206,225
     6.50%, 07/15/29                                                           513,832       513,349
     6.50%, 07/15/29                                                           473,787       473,339
     6.50%, 08/15/29                                                           598,608       598,045
                                                                                          -----------
                                                                                           4,116,509





The accompanying notes are an integral part of these financial statements.
=====================================================================================================

=====================================================================================================
                               SECURITY FIRST TRUST                                        SCHEDULE I
                          U.S. GOVERNMENT INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2001
                                    UNAUDITED
                                                               Percentage
                                                               of Market
                                                                Value of                     Market
Fixed Maturities                                               Portfolio     Principal       Value
----------------                                              -----------   -----------   -----------
Other Federal Agencies:                                           1.1%
     Freddiemac Strip., 6.50%, 05/01/29                                        272,500   $    70,251
     Small Business Admin., 5.50%, 10/01/18                                    326,170       305,455
                                                                                          -----------
                                                                                             375,706

                                      TOTAL FEDERAL AGENCIES
                                          (COST $18,878,196)                              19,411,589

Short-Term Investments
----------------------
SHORT-TERM INVESTMENTS                                            8.3%
     Federal Home Loan Bank, 5.58%, 02/01/01                                 2,800,000     2,800,000
                                                                                          -----------

                                TOTAL SHORT-TERM INVESTMENTS
                                          (COST  $2,800,000)                               2,800,000
                                                                                          -----------

                                           TOTAL INVESTMENTS
                                          (COST $32,516,127)    100.0%                    33,276,971

Other liabilities less assets                                                                (54,095)
                                                                                          -----------

                                                  NET ASSETS                            $ 33,222,876
                                                                                        =============




The accompanying notes are an integral part of these financial statements.
=====================================================================================================

================================================================================

SECURITY  FIRST TRUST

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2001

UNAUDITED

NOTE A -- ORGANIZATION OF THE TRUST AND SIGNIFICANT ACCOUNTING POLICIES

Security First Trust (the Trust) was established under Massachusetts law pursuant to a Declaration of Trust dated February 13, 1987, as an unincorporated business trust, a form of organization that is commonly called a Massachusetts Business Trust. The Trust is registered with the Securities and Exchange Commission as a diversified open-end management investment company (mutual fund) under the Investment Company Act of 1940 (1940 Act).

On June 17, 1987, the shareowners of Security First Legal Reserve Fund, Inc. and Security First Variable Life Fund, Inc. (the Funds), each of which was a Maryland corporation registered as an investment company under the 1940 Act, approved Plans of Reorganization and Liquidation and on July 24, 1987, the Funds became Series of the Trust and their shareowners became shareowners of the Bond Series and the T. Rowe Price Growth and Income Series (the Growth and Income Series), respectively, in a tax-free exchange of shares. The Trust operates as a "series company," as that term is used in Rule 18f-2 under the 1940 Act. Financial information for periods prior to June 17, 1987, reflect the results of the respective funds.

The Declaration of Trust permits the Trustees to issue an unlimited number of shares and to divide such shares into an unlimited number of series, all without shareowner approval. Pursuant to this authority, the Board of Trustees of Security First Trust established the Equity Series and the U.S. Government Income Series on July 11, 1993, which commenced operations May 19, 1993.

The following is a summary of significant accounting policies followed by the
Trust:

FEDERAL INCOME TAXES -- Each series of the Trust has elected to qualify as a "Regulated Investment Company." No provision for federal income taxes is necessary because each series intends to maintain its qualification as a "Regulated Investment Company" under the Internal Revenue Code and distribute each year substantially all of its net income and realized capital gains to its shareowners. Income and gains to be distributed are determined annually as of December 31.

PORTFOLIO VALUATION -- Investments are carried at market value. The market value of equity securities is determined as follows: securities traded on a national securities exchange are valued at the last sale price; securities not traded on a national securities exchange are valued at the bid price for such securities as reported by security dealers. Fixed maturities are valued at prices obtained from a major dealer in bonds.

Short-term investments that have remaining maturities of more than 60 days and for which representative market quotations are readily available are valued at the most recent bid price or yield equivalent as quoted by a major broker-dealer in money market securities. Securities with remaining maturities of 60 days or less are valued at their amortized cost, which approximates market value due to the short duration to maturity. Securities and other assets for which such procedures are deemed not to reflect fair value, or for which representative quotes are not readily available, are valued at prices deemed best to reflect their fair value as determined in good faith by or under supervision of officers of the Trust in a manner specifically authorized by the Board of Directors and applied on a consistent basis.

================================================================================

================================================================================
SECURITY FIRST TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE A--ORGANIZATION OF THE TRUST AND SIGNIFICANT ACCOUNTING POLICIES
(CONTINUED)

CURRENCY TRANSLATION -- Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

FOREIGN CURRENCY CONTRACTS -- The Trust may use foreign currency contracts to facilitate transactions in foreign securities and to manage the Trust's currency exposure.

Contracts to buy and to sell foreign currency generally are used to minimize the effect of currency fluctuation on the portfolios. Also, a contract to buy or to sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contractual terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by The Wall Street Journal. Purchases and sales of forward foreign currency contracts having the same settlement date are offset, and any gain or loss is recognized on the date of offset; otherwise, the gain or loss is recognized on the settlement date.

DIVIDENDS AND DISTRIBUTIONS -- Each series declares dividends annually. Net realized gains from security transactions, if any, are distributed annually.

OTHER -- As is common in the industry, security transactions are accounted for no later than the day following the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Net realized gain or loss on sale of investments is determined by the specific identification method.

ESTIMATES -- Certain amounts reported in the accompanying financial statements are based on management's best estimates and judgements. Actual results could differ from those estimates.

NOTE B -- REMUNERATION OF MANAGER AND OTHERS

BOND SERIES AND T. ROWE PRICE GROWTH AND INCOME SERIES:

Security First Investment Management Corporation (Security Management or
Manager) serves as both investment adviser and manager, and is entitled by agreement to a monthly fee equal to 1/24 of 1% of the average daily net asset value of the Bond Series and Growth and Income Series (equivalent annually to
 .5%), less compensation payable to the Series' sub-advisers, Neuberger & Berman, LLC and T. Rowe Price Associates, respectively. However, to the extent that operating expenses (including management fees but excluding interest and taxes and certain extraordinary expenses) of each series exceed 2.5% of the first $30 million of each series' average daily net assets, 2.0% of the next $70 million of each series' average daily net assets, and 1.5% of each series' average daily net assets in excess of that amount, calculated on the basis of each series' fiscal year (the expense limitation), the agreement requires that Security Management waive its fee. In addition, for the year ended July 31, 2000,
Security Management has also agreed to reimburse the Bond Series for any remaining expenses exceeding a limitation
================================================================================

================================================================================
SECURITY FIRST TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE B -- REMUNERATION OF MANAGER AND OTHERS (CONTINUED)

equivalent annually to 1.5%. Security Management may elect on an annual basis to reimburse the Series for future excess expenses.

If during the fiscal year repayments are made to the Manager and the series' expenses subsequently exceed the expense limitation, the Series shall recover such repayments from the Manager to the extent of the excess determined. Conversely, if during the fiscal year repayments are made by the Manager and the series' expenses subsequently are within the expense limitation, the Manager shall recover such repayments to the extent of the excess repaid. It is management's opinion that it is reasonably possible that actual operating expense may be less than the expense limitation; however, in accordance with the requirements of FASB Statement No. 5, no accrual has been made for the contingent obligation to repay Security Management for excess expense reimbursements since the conditions required for such accrual have not, in the opinion of management, been met.

T. Rowe Price Associates provides investment advice and makes investment decisions for the Growth and Income Series, while Neuberger & Berman, LLC provides the same for the Bond Series. T. Rowe Price Associates and Neuberger & Berman, LLC are each paid an annual fee of .35% of the average daily net assets of the series for which they respectively provide investment advice less any compensation payable to Security Management acting as adviser on certain assets in which a series may invest.

EQUITY SERIES AND  U.S. GOVERNMENT INCOME SERIES:

Security Management serves as both investment adviser and manager, and is entitled by agreement to a monthly fee equal to 1/17 of 1% (equivalent annually to .7%) of the average daily net asset value of the Equity Series and 1/22 of 1% (equivalent annually to .55%) of the average daily net asset value of the U.S. Government Income Series, less compensation payable to the Series' sub-adviser, Blackrock, Inc. (Blackrock). However, to the extent that operating expenses (including management fees but excluding interest and taxes and certain extraordinary expenses) of each series exceed 2.5% of the first $30 million of each series' average daily net assets, 2.0% of the next $70 million of each series' average daily net assets and 1.5% of each series' average daily net assets in excess of that amount, calculated on the basis of each series' fiscal year (the expense limitation), the agreement requires that Security Management and Blackrock waive their fees.

Blackrock provides investment advice and makes investment decisions for the U.S. Government Income Series and for the Equity Series. Blackrock is paid an annual fee of .40% of the average daily net assets of the U.S. Government Income Series and an annual fee of .55% of the average daily net assets of the Equity Series.



================================================================================

================================================================================

SECURITY FIRST TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE C -- INVESTMENT SECURITIES TRANSACTIONS

Purchases and sales of fixed maturities and equity securities for the year ended January 31, 2001 were as follows:

                                                        T. Rowe Price
                                                           Growth                                 U.S.
                                                             and                               Government
                                                           Income              Equity            Income
                                       Bond Series         Series              Series            Series
                                      -------------    --------------      -------------      ------------
    U.S. Government Securities:
     Purchases                        $  10,206,498                                           $ 40,099,662
     Sales                                9,078,524                                             40,817,594
    Other Investment Securities:
     Purchases                            4,628,800    $   29,950,184      $  48,588,390
     Sales                                4,976,511        28,386,614         49,316,972



The cost of investments at January 31, 2001 was the same for both financial statement and federal income tax purposes. At January 31, 2001, the composition of unrealized appreciation and depreciation of investment securities was as follows:

                                                                Unrealized
                                                      Appreciation      Depreciation          Net
                                                     --------------    --------------    --------------
    Bond Series                                      $     657,423     $    (131,774)    $     525,649
    T. Rowe Price Growth and Income Series             107,089,200       (26,237,703)       80,851,497
    Equity Series                                        4,674,328        (2,600,137)        2,074,191
    U.S. Government Income Series                          831,871           (71,027)          760,844







================================================================================

================================================================================
SECURITY FIRST TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE D -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Trust were as follows:

                                                                   Shares Issued
                                                                   in Connection
                                                                with Reinvestment of
                                                                Net             Net
                                                            Investment       Realized
                                                              Income           Gain
                                                   Sold     Distributions  Distributions     Redeemed         Net
                                                ----------  -------------  -------------     --------      ----------

SIX MONTHS ENDED JANUARY 31, 2001
   Bond Series                                     249,987      398,102                      (366,797)        281,292
   T. Rowe Price Growth and Income Series          287,791      378,231      1,852,686       (506,308)      2,012,400
   Equity Series                                    55,464       17,383      1,199,913       (386,652)        886,108
   U.S. Government Income Series                   101,752      766,772                      (446,252)        422,272




YEAR ENDED JULY 31, 2000
   Bond Series                                     860,594      379,121                    (1,471,680)       (231,965)
   T. Rowe Price Growth and Income Series        1,176,075      385,000      1,004,682     (2,272,433)        293,324
   Equity Series                                   191,684       39,195        186,614       (634,942)       (217,449)
   U.S. Government Income Series                   453,683      380,323                      (790,971)         43,035






================================================================================

================================================================================

SECURITY FIRST TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE E -- FINANCIAL HIGHLIGHTS

The per share information for each respective series' capital stock outstanding throughout the period is as follows:

                                          NET REALIZED   TOTAL
                                              AND        INCOME               DISTRIBUTIONS
                    NET ASSET             UNREALIZED     (LOSS)    DIVIDENDS      FROM     NET ASSET
                     VALUE AT      NET       GAINS        FROM      FROM NET    REALIZED    VALUE AT
                    BEGINNING  INVESTMENT (LOSSES) ON  INVESTMENT  INVESTMENT    CAPITAL     END OF      TOTAL
                     OF YEAR     INCOME   INVESTMENTS  OPERATIONS    INCOME       GAINS        YEAR    RETURN(1)
                    ---------  ---------   ---------   ----------  ---------   -----------  ---------  ---------

BOND SERIES
Year ended July 31,
   1996             $   3.92   $    .24    $   (.04)   $     .20   $   (.24)                $   3.88       5.10%
   1997                 3.88        .24         .14          .38       (.24)                    4.02       9.79
   1998                 4.02        .19         .11          .30       (.21)                    4.11       7.46
   1999                 4.11        .18        (.14)         .04       (.18)   $     (.04)      3.93       0.97
   2000                 3.93        .24        (.11)         .13       (.22)                    3.84       3.31
Six months ended
January 31, 2001        3.84        .14         .15          .31       (.26)                    3.87       7.55

T. ROWE PRICE
   GROWTH AND
   INCOME SERIES
Year ended July 31,
   1996             $  10.58   $    .30    $   1.56    $    1.86   $   (.30)   $     (.04)  $  12.10      17.58%
   1997                12.10        .30        4.69         4.99       (.29)         (.54)     16.26      41.24
   1998                16.26        .28        1.27         1.55       (.30)         (.95)     16.56       9.53
   1999                16.56        .29        2.45         2.74       (.29)        (1.00)     18.01      16.55
   2000                18.01        .29       (1.61)       (1.32)      (.29)         (.77)     15.63      (7.33)
Six months ended
January 31, 2001       15.63        .16        2.41         2.57       (.30)        (1.45)     16.45      16.44


EQUITY SERIES
Year ended July 31,
   1996             $   5.70   $    .10    $    .46    $     .56   $   (.05)   $     (.16)  $   6.05       9.82%
   1997                 6.05        .09        2.60         2.69       (.11)         (.45)      8.18      44.46
   1998                 8.18        .07        1.04         1.11       (.08)         (.64)      8.57      13.57
   1999                 8.57        .06        1.42         1.48       (.07)        (1.44)      8.54      17.27
   2000                 8.54        .02         .68          .70       (.05)         (.26)      8.93       8.20
Six months ended
January 31, 2001        8.93        .02       (1.19)       (1.17)      (.02)        (1.24)      6.50     (13.10)


U.S. GOVERNMENT
 INCOME SERIES
Year ended July 31,
   1996             $   5.13   $    .18    $    .04    $     .22   $   (.19)   $     (.01)  $   5.15       4.29%
   1997                 5.15        .23         .20          .43       (.22)                    5.36       8.35
   1998                 5.36        .27         .06          .33       (.24)                    5.45       6.16
   1999                 5.45        .30        (.24)         .06       (.31)         (.10)      5.10       1.10
   2000                 5.10        .30        (.01)         .29       (.29)                    5.10       5.69
Six months ended
January 31, 2001        5.10        .16         .24          .40       (.31)                    5.19       7.84


(1) Total return computed after deduction of all series expenses, but before deduction of actuarial risk charges and other fees of the variable annuity account.
================================================================================

================================================================================

SECURITY FIRST TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE E -- FINANCIAL HIGHLIGHTS (CONTINUED)

                                                            Ratio of
                                           Ratio of            Net
                                           Operating        Investment
                                           Expenses          Income            Portfolio       Net Assets
                                          to Average        to Average          Turnover         End of
                                          Net Assets        Net Assets            Rate            Year
                                          ----------        ----------         ----------      ----------
BOND SERIES
Year ended July 31,
   1996                                      .90%               6.32%               34%       $  8,981,365
   1997                                      .75                6.41                54          10,634,720
   1998                                      .73                5.78               125          17,934,392
   1999                                      .66                5.46               147          24,717,704
   2000                                      .68                6.30               177          23,219,690
Six months ended
January 31, 2001                             .70                6.62                60          24,494,810


T. ROWE PRICE
   GROWTH AND INCOME SERIES
Year ended July 31,
   1996                                      .64%               2.73%                8%       $112,552,893
   1997                                      .57                2.44                14         204,703,098
   1998                                      .57                1.92                11         290,441,528
   1999                                      .59                1.83                15         369,111,185
   2000                                      .55                1.83                16         324,954,004
Six months ended
January 31, 2001                             .56                1.80                10         375,174,181


EQUITY SERIES
Year ended July 31,
   1996                                     1.00%               2.24%               88%       $ 20,701,776
   1997                                     1.00*               1.56*               55          47,571,469
   1998                                      .91*                .86*               87          54,803,152
   1999                                      .81                 .72                23          58,313,162
   2000                                      .80                 .31                83          59,015,427
Six months ended
January 31, 2001                             .84                 .34                92          48,738,584


U.S. GOVERNMENT INCOME SERIES
Year ended July 31,
   1996                                      .70%               5.38%              148%       $ 14,888,824
   1997                                      .70**              5.68**              62          28,889,460
   1998                                      .66**              5.53**             103          34,090,919
   1999                                      .71                5.37               307          32,312,549
   2000                                      .71                5.85               159          32,520,049
Six months ended
January 31, 2001                             .72                5.80               126          33,222,876


* The former investment adviser had agreed to waive a portion of its management and advisory fees. Absent this agreement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been .98% and .81% and 1.05% and 1.51% for 1998 and 1997 respectively.


** The former investment adviser had agreed to waive a portion of its management and advisory fees. Absent this agreement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been .90% and 5.27% and 1.04% and 5.34% for 1998 and 1997 respectively.

================================================================================

================================================================================
SECURITY FIRST TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE F- SUBSEQUENT EVENTS

On February 9, 2001, Security First Trust reorganized and merged its four Funds into the Met Investors Series Trust. Consequently, Security First Trust: Bond Series, T Rowe Price Growth and Income Series, Equity Series, and U.S. Government Income Series are being merged into the respective Met Investor Series Trust: J.P. Morgan Quality Bond Fund, Lord Abbett Growth and Income Fund, Blackrock Equity Portfolio, and Blackrock U.S. Government Income Portfolio.
















================================================================================